                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment* [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York     5/25/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

* This Form 13F filing is being resubmitted electronically after having been first submitted to the Securities & Exchange
Commission in paper form.

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $25,462
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE
                                                       September 30, 1999

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----

Washington Post
 Company              COM          939640108      1020      2,000  SH         S0LE         1           2,000  0    0
Cablevision Sys Corp  COM          12686C109       728     10,000  SH         S0LE         1          10,000  0    0
Gannett Inc           COM          364730101       692     10,000  SH         S0LE         1          10,000  0    0
Times Mirror Co New   COM          887364107       658     10,000  SH         S0LE         1          10,000  0    0
Knight Ridder Inc     COM          499040103       715     13,000  SH         S0LE         1          13,000  0    0
AH Belo Corp.         COM          080555105       287     15,000  SH         S0LE         1          15,000  0    0
Arch Comm Group Inc   COM          039381108        60     15,000  SH         S0LE         1          15,000  0    0
Century Comm Corp.    COM          156503104       913     20,000  SH         S0LE         1          20,000  0    0
Millicom Intl
 Cellular S A         COM          L6388F102       569     20,000  SH         S0LE         1          20,000  0    0
Primedia Inc.         COM          74157K101       280     20,000  SH         S0LE         1          20,000  0    0
Rogers Communications
  Inc.                COM          775109200       336     20,000  SH         S0LE         1          20,000  0    0
Emmis Broadcasting
  Corp                COM          291525103      1387     21,000  SH         S0LE         1          21,000  0    0
Walt Disney           COM          254687106       624     24,000  SH         S0LE         1          24,000  0    0
Univision
  Communications Inc. COM          914906102      2034     25,000  SH         S0LE         1          25,000  0    0
Adelphia Comm Corp    COM          006848105      1764     30,000  SH         S0LE         1          30,000  0    0
AMFM Inc              COM          001693100      1823     30,000  SH         S0LE         1          30,000  0    0
SFX Entertainment     COM          784178105       919     30,000  SH         S0LE         1          30,000  0    0
WebLink Wireless Inc. COM          94769A101       210     35,000  SH         S0LE         1          35,000  0    0
U S Cellular Corp     COM          911684108      2720     40,000  SH         S0LE         1          40,000  0    0
Telewest PLC          COM          87956P105      1607     44,018  SH         S0LE         1          44,018  0    0
News Corp Prf'd       COM          652487802      1201     45,000  SH         S0LE         1          45,000  0    0
Jones Intercable A    COM          480206200      2487     46,000  SH         S0LE         1          46,000  0    0
Fox Entertainment
  Group               COM          35138T107      1053     50,000  SH         S0LE         1          50,000  0    0
Rights/Arch
  Communications      RIGHTS       039381991        15     77,780  SH         S0LE         1          77,780  0    0
Granite Broadcasting
  Corp                COM          387241102      1001     90,000  SH         S0LE         1          90,000  0    0
Video Services Corp   COM          92656U107       360    140,500  SH         S0LE         1         140,500  0    0

TOTALS                                         $25,462
                                           [thousands]


                                4
71200001.AA9